PROPERTY PLANT AND EQUIPMENT - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Contracted for but not provided for in the consolidated financial statements	R 130.6	R 18.6
Mine plant facilities and equipment [Member] | Bottom of Range [member] | Ergo [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	4 years	3 years	4 years
Mine plant facilities and equipment [Member] | Bottom of Range [member] | FWGR [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	4 years	5 years
Mine plant facilities and equipment [Member] | Top of range [member] | Ergo [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	13 years	11 years	12 years
Mine plant facilities and equipment [Member] | Top of range [member] | FWGR [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	20 years	15 years